Parent Company Only Condensed Financial Information - Schedule of Condensed Statement of Comprehensive Income (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Cost of revenues	¥ (279)	$ (38)
Gross loss	(279)	(38)
General and administrative expenses	(43)	(6)	(32)	(947)
Total operating expenses	(43)	(6)	(32)	(947)
Operating loss	(322)	(44)	(32)	(947)
Interest income	1		4	17
Investment income			10
Exchange gain	3,173	435	3,337	16,825
Share of profits from subsidiaries and consolidated VIEs	17,419	2,385	67,178	36,868
Income before income taxes	20,271	2,776	70,497	52,763
Income tax expense
Net income	20,271	2,776	70,497	52,763
Comprehensive income
Net income	20,271	2,776	70,497	52,763
Other comprehensive income
Foreign currency translation adjustment				(6,270)
Total comprehensive income	¥ 20,271	$ 2,776	¥ 70,497	¥ 46,493